UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco Trust for Investment Grade Municipals
NYSE:
VGM

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

20	Financial Statements

24	Financial Highlights

25	Notes to Financial Statements

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results

Unless otherwise noted, all data is provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26
Trust at NAV	-2.10%
Trust at Market Value	2.40
S&P Municipal Bond Index ▼ (Broad Market Index)	-1.61
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-2.36
Market Price Premium to NAV as of 8/31/26	3.91

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
 The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day

average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your
non-certificated
whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Trust for Investment Grade Municipals

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.82% (a)
Alabama–3.22%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 245	$ 235,475
Black Belt Energy Gas District (Gas); Series 2026 C, RB	5.25%	06/01/2036	1,015	1,075,406
Black Belt Energy Gas District (The);
Series 2023 B, RB (b)	5.25%	12/01/2030	1,445	1,532,042
Series 2024 A, RB (b)	5.25%	09/01/2032	745	766,673
Energy Southeast A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,030	1,080,241
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	2,525	2,208,726
Series 2008, RB (c)	2.00%	01/01/2060	532	28,143
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,815	3,831,206
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB (b)	4.00%	12/01/2031	1,520	1,514,306
Series 2024 A, RB	5.00%	11/01/2035	1,705	1,736,324
Series 2025 A, RB (b)	5.00%	06/01/2035	1,125	1,136,725
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,430	1,510,319
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	5.25%	05/01/2044	767	774,738
				17,430,324

Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	356,896

Arizona–3.23%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (d)	5.00%	07/01/2039	1,215	1,180,607
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (d)	5.00%	07/01/2049	500	455,074
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB (d)	5.00%	12/15/2040	255	244,397
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	1,020,068
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,169,080
Series 2017, Ref. RB	5.00%	11/15/2045	905	765,412
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (d)	5.00%	07/01/2049	230	207,763
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM) (e)(f)	5.00%	07/01/2046	3,070	3,155,121
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (d)	5.00%	06/15/2052	365	300,042
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (d)	5.38%	07/01/2052	1,215	1,112,542
Salt River Project Agricultural Improvement & Power District; Series 2025, RB (f)	5.00%	01/01/2048	3,440	3,522,801
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,305	4,382,326
				17,515,233

Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	631,192

California–13.76%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,250	1,190,099
California (State of);
Series 2020, GO Bonds (INS - BAM) (e)	3.00%	11/01/2050	1,695	1,267,973
Series 2025, GO Bonds (f)	5.00%	03/01/2055	3,440	3,558,384
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB (b)	5.00%	09/01/2032	1,075	1,126,693
Series 2024, RB (b)	5.00%	04/01/2032	1,505	1,577,150
Series 2024, RB (b)	5.00%	10/01/2032	1,290	1,338,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	$11,260	$ 1,126,471
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB (g)	0.00%	06/01/2055	1,645	275,686
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,265	3,680,651
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,347
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (h)	5.00%	12/31/2036	1,700	1,728,274
Series 2018 A, RB (h)	5.00%	12/31/2047	2,055	2,030,079
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $256,618) (d)(i)(j)	5.00%	08/01/2039	255	153,000
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (d)(h)	5.00%	07/01/2027	295	296,141
Series 2012, RB (d)(h)	5.00%	07/01/2030	225	225,697
Series 2012, RB (d)(h)	5.00%	07/01/2037	2,340	2,341,172
Series 2012, RB (d)(h)	5.00%	11/21/2045	2,730	2,730,731
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (d)	5.25%	12/01/2056	1,025	1,025,511
California Enterprise Development Authority; Series 2025, RB (f)	5.50%	11/01/2059	6,475	6,853,411
California Health Facilities Financing Authority; Series 2025, RB (f)(k)	5.00%	08/15/2051	4,470	4,714,828
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,064,783
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (d)	3.13%	08/01/2056	850	613,335
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	490	490,064
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (g)	0.00%	06/01/2066	1,570	146,879
Los Angeles (City of), CA; Series 2026 B, Ref. RB (h)	5.50%	05/15/2051	2,530	2,656,100
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018, Ref. RB (h)	5.00%	05/15/2043	1,250	1,265,224
Los Angeles County Public Works Financing Authority;
Series 2025, RB (f)	5.25%	12/01/2050	2,120	2,247,513
Series 2025, RB (f)	5.25%	12/01/2054	785	826,286
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI) (e)	5.00%	08/01/2050	1,260	1,286,639
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	665	691,229
Series 2009 B, RB	6.50%	11/01/2039	595	697,919
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (c)	6.25%	08/01/2043	2,055	2,124,325
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,115	2,225,830
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,545	5,037,530
Series 2022 P, RB	3.50%	05/15/2054	2,060	1,580,043
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,100	1,909,042
Series 2025, RB (f)(h)	5.00%	07/01/2048	2,580	2,602,405
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB (h)	5.00%	05/01/2050	2,400	2,383,779
Series 2021 A, Ref. RB (h)	5.00%	05/01/2036	620	651,654
Series 2025, RB (h)	5.50%	05/01/2055	2,530	2,639,937
Series 2026 A, Ref. RB (h)	5.50%	05/01/2056	1,710	1,789,285
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,560	1,360,286
				74,535,054

Colorado–6.80%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (e)	4.50%	12/01/2058	2,440	2,216,011
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	841,811
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	932,973
Berthoud-Heritage Metropolitan District No. 1; Series 2026, Ref. GO Bonds (INS - AGI) (e)	5.25%	12/01/2048	345	349,688
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (e)	5.38%	12/01/2053	635	653,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (d)	5.00%	12/01/2047	$1,715	$ 1,653,492
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	636,568
Series 2022, RB	6.50%	12/01/2053	600	621,808
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	657,500
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,740	1,745,842
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,466,798
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (d)	5.00%	04/01/2035	1,280	1,356,463
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	478,377
Colorado State University Research Foundation; Series 2025 A, RB (d)	5.50%	03/01/2065	1,000	962,718
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds (g)	0.00%	12/01/2033	1,685	1,017,801
Denver (City & County of), CO;
Series 2018 A-2, RB (g)	0.00%	08/01/2033	2,300	1,745,411
Series 2025, RB (f)(h)	5.00%	11/15/2047	2,545	2,565,968
Fort Morgan (City of), CO; Series 2026, RB (INS -BAM) (e)	5.25%	12/01/2051	1,250	1,299,243
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	408,542
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	697	670,353
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM) (e)	5.00%	12/01/2053	585	594,118
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	738	758,618
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	668,210
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI) (e)	5.50%	12/01/2055	1,000	1,025,875
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	394,296
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.38%	12/01/2045	890	862,938
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds (INS - AGI) (e)	5.75%	12/01/2054	2,000	2,061,855
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	855	867,127
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.63%	12/01/2054	500	460,469
Sterling Ranch Community Authority Board; Series 2025 A, Ref. RB (INS - BAM) (e)	5.25%	12/01/2050	770	782,981
Triview Metropolitan District Water & Wastewater Revenue; Series 2026, RB (INS - BAM) (e)	5.25%	12/01/2056	690	709,708
Village Metropolitan District (The); Series 2025 A, GO Bonds	5.75%	12/01/2055	500	501,099
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (e)	4.75%	12/01/2054	850	814,347
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	600	593,891
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,500	1,459,501
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	505	363,571
Series 2021 A-2, RB (c)	4.50%	12/01/2041	2,105	1,614,212
				36,813,908

Connecticut–0.60%
Aquarion Water Authority; Series 2026 C, RB (g)	0.00%	08/01/2051	930	255,130
Connecticut (State of) Housing Finance Authority; Series 2026, VRD Ref. RB (CEP - GNMA) (l)	2.25%	11/15/2050	3,000	3,000,000
				3,255,130

District of Columbia–2.34%
District of Columbia; Series 2026 C, VRD GO Bonds (l)	1.91%	06/01/2051	2,000	2,000,000
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	650,556
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,032,817
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,448,833
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB (f)(k)	5.25%	07/15/2055	3,225	3,294,091
Series 2025, RB (f)(k)	5.25%	07/15/2053	2,220	2,263,378
				12,689,675

Florida–14.88%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (d)	5.00%	11/15/2061	1,075	895,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	$515	$ 435,043
Broward (County of), FL; Series 2019 A, RB (h)	4.00%	10/01/2049	770	665,576
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,580	2,274,860
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (e)	5.60%	03/01/2048	1,260	1,317,798
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	1,500	1,529,120
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,239,462
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $774,200) (b)(d)(h)(i)(j)	12.00%	07/15/2028	790	221,200
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,947,034) (INS - AGI) (e)(h)(j)	5.00%	07/01/2044	1,895	1,864,724
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $2,938,157) (INS - AGI) (e)(h)(j)	5.25%	07/01/2053	2,955	2,887,334
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $864,769) (h)(j)	5.50%	07/01/2053	850	624,750
Fort Lauderdale (City of), FL; Series 2024, RB (f)	5.50%	09/01/2053	2,565	2,696,780
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,520	1,598,091
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB (l)	3.05%	10/01/2042	900	900,000
Series 2019 A, RB (b)(m)	5.00%	10/01/2029	5	5,324
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	74	70,037
Greater Orlando Aviation Authority;
Series 2017 A, RB (h)	5.00%	10/01/2052	1,805	1,781,993
Series 2024, RB (h)	5.25%	10/01/2048	1,705	1,742,303
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,620	1,648,972
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	2,585	2,586,506
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB (f)	5.50%	11/15/2054	3,410	3,568,509
JEA Water & Sewer System; Series 2025, RB (f)	5.25%	10/01/2055	1,705	1,761,002
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	920	926,075
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,070	1,053,962
Series 2020 A, Ref. RB	5.75%	08/15/2055	290	280,952
Lee (County of), FL; Series 2026 A-1, RB (h)	5.50%	10/01/2056	1,685	1,749,476
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,181,703
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB (h)	5.00%	10/01/2040	1,375	1,381,802
Series 2021, RB	4.00%	10/01/2048	3,375	3,005,499
Series 2022 A, Ref. RB (h)	5.25%	10/01/2052	1,325	1,340,077
Series 2023 A, Ref. RB (h)	5.00%	10/01/2047	855	862,071
Series 2025 A, RB (h)	5.50%	10/01/2055	450	463,941
Series 2025, RB (f)	5.00%	07/01/2052	2,390	2,414,882
Series 2025, RB (f)	5.25%	10/01/2054	4,310	4,399,926
Series 2026 A, RB (h)	5.50%	10/01/2056	3,500	3,628,316
Subseries 2021 A-2, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	2,565	2,243,023
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	4,250	4,269,736
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB (f)	5.00%	10/01/2055	5,000	5,058,719
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,705	2,741,929
Orlando (City of), FL Utilities Commission; Series 2026 B-2, VRD RB (l)	2.30%	10/01/2056	1,300	1,300,000
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2050	2,000	519,219
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	460	104,896
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	455	97,686
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	390	78,805
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.75%	11/01/2050	1,665	1,710,344
Palm Coast (City of), FL utility Revenue; Series 2026, RB (f)	5.00%	10/01/2056	2,075	2,100,400
Reunion East Community Development District; Series 2005, RB (i)	5.80%	05/01/2036	348	3
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,365	1,155,240
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	757,861
Sterling Hill Community Development District; Series 2003 A, RB (n)(o)	6.20%	05/01/2035	1,149	436,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,315,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB (g)	0.00%	09/01/2049	$5,790	$ 1,701,360
				80,594,155

Georgia–2.52%
City of Cartersville GA Water & Sewer Revenue; Series 2026, RB (f)	5.00%	06/01/2056	3,190	3,258,590
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,110	1,130,551
Main Street Energy, Inc. (Energy); Series 2026 C, Ref. RB	5.00%	09/01/2036	1,435	1,487,302
Main Street Natural Gas, Inc.; Series 2021 C, RB (b)	4.00%	12/01/2028	1,260	1,273,232
Series 2022 C, RB (b)(d)	4.00%	11/01/2027	1,285	1,283,514
Series 2023 B, RB (b)	5.00%	03/01/2030	1,820	1,898,358
Series 2024 B, RB (b)	5.00%	03/01/2032	1,720	1,826,860
Series 2024 E, RB (b)	5.00%	12/01/2032	1,450	1,514,055
				13,672,462

Hawaii–1.11%
Hawaii (State of);
Series 2025, RB (f)	5.50%	07/01/2052	3,895	4,037,735
Series 2025, RB (f)(h)	5.50%	07/01/2054	1,915	1,987,240
				6,024,975

Idaho–0.91%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	324,589
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	421,594
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Idaho School Bond Guaranty)	5.75%	05/01/2058	500	506,859
Idaho Housing & Finance Association; Series 2025, RB (f)	5.00%	08/15/2049	3,540	3,659,630
				4,912,672

Illinois–3.98%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,700	1,705,610
Series 2025 A, GO Bonds	6.00%	01/01/2050	370	381,220
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,495,050
Series 2024 A, RB (h)	5.50%	01/01/2059	2,145	2,192,657
Series 2025 E, RB (h)	5.50%	01/01/2055	1,690	1,738,983
Series 2026 A, RB	5.25%	01/01/2056	3,030	3,100,431
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	750,059
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	715,198
Chicago (City of), IL Park District; Series 2020 C, GO Bonds (INS - BAM) (e)	4.00%	01/01/2042	1,065	998,066
Chicago (City of), IL Transit Authority; Series 2026, RB	5.50%	12/01/2056	685	712,049
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	930	931,306
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	276,075
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,293,895
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,788,967
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	1,331	1,206,156
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,379	1,037,266
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (e)	5.25%	06/15/2031	1,235	1,237,146
				21,560,134

Indiana–1.45%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (e)	5.63%	07/15/2053	2,535	2,672,709
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,510	2,203,328
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	160,159
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (h)	5.75%	08/01/2042	245	245,167
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	815	834,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	$1,680	$ 1,757,072
				7,872,807

Iowa–1.17%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	635	420,253
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	2,285	2,287,160
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	305	259,526
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI) (e)	5.25%	12/01/2055	1,500	1,539,363
PEFA Inc. (Gas); Series 2019, RB (b)(m)	5.00%	09/01/2026	1,835	1,835,000
				6,341,302

Kentucky–1.20%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (d)(h)	4.70%	01/01/2052	685	635,012
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI) (e)	5.00%	12/01/2047	540	539,989
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,130,720
Series 2015 A, RB	5.00%	07/01/2040	1,005	1,005,288
Series 2015 A, RB	5.00%	01/01/2045	1,365	1,365,191
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	1,720	1,799,267
				6,475,467

Louisiana–2.95%
Louisiana (State of) Gasoline & Fuels; Series 2023 A-1, Ref. VRD RB (LOC - TD Bank, N.A.) (l)(p)	2.90%	05/01/2043	5,000	5,000,000
Series 2025, Ref. VRD RB (LOC - TD Bank, N.A.) (l)(p)	2.25%	05/01/2043	5,395	5,395,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (d)	3.90%	11/01/2044	700	616,394
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (h)	5.50%	09/01/2059	2,650	2,673,649
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,705	1,784,479
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI) (e)	5.00%	10/01/2048	505	502,159
				15,971,681

Maryland–1.36%
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	935,307
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,035	1,037,949
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	344,624
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,030	1,045,780
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB (h)	5.25%	06/30/2055	1,440	1,410,942
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB (d)(l)	2.65%	08/15/2033	2,620	2,620,000
				7,394,602

Massachusetts–2.49%
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2023, RB	5.00%	06/01/2053	4,670	4,754,706
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,470	1,436,644
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,685	1,751,708
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB (b)(m)	5.00%	07/15/2030	235	253,621
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB (h)	5.00%	07/01/2040	1,000	1,018,216
Series 2021 E, RB (h)	5.00%	07/01/2046	1,075	1,087,978
Series 2026 B, Ref. RB (h)	5.50%	07/01/2051	1,350	1,423,408
Massachusetts Port Authority; Series 2026, RB (f)	5.25%	07/01/2056	1,690	1,760,873
				13,487,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–4.25%
Academy of Warren; Series 2020 A, RB (d)	5.50%	05/01/2050	$250	$ 225,410
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	617,272
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,425	3,547,368
Series 2024, RB (f)	5.50%	11/15/2049	3,170	3,347,983
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	285	285,688
Series 2020, Ref. RB	5.00%	06/01/2045	495	461,305
Michigan (State of) Housing Development Authority;
Series 2025, RB (f)	5.10%	10/01/2053	1,985	1,981,032
Series 2025, RB (f)	5.10%	06/01/2056	2,950	2,965,204
Series 2025, RB (f)	5.40%	10/01/2060	3,165	3,231,768
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(h)	4.00%	10/01/2026	3,170	3,169,955
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB	5.50%	12/01/2050	3,000	3,166,896
				22,999,881

Minnesota–1.45%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	310	264,310
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	412,002
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,120	2,144,668
Rochester (City of), MN (Mayo Clinic); Series 2026 C, VRD RB (l)	2.30%	04/01/2066	4,250	4,250,000
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	491,791
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	307,870
				7,870,641

Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	723,517

Missouri–2.43%
Kansas City (City of), MO Industrial Development Authority; Series 2011, Ref. RB	5.50%	09/01/2028	1,200	1,204,971
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (h)	5.00%	03/01/2046	4,815	4,815,419
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	486,120
Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital); Series 2026, Ref. RB	5.50%	05/15/2054	2,025	2,126,385
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	335	327,888
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2024, RB (CEP - GNMA)	4.60%	11/01/2049	1,630	1,547,073
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,903,102
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (d)	6.00%	10/01/2049	780	768,463
				13,179,421

Nebraska–1.83%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,824,688
Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	860	889,539
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,500	1,472,427
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,070	1,090,974
Omaha Public Power District; Series 2025, RB (f)(k)	5.25%	02/01/2053	2,525	2,610,347
				9,887,975

Nevada–0.32%
Las Vegas Valley Water District; Series 2025, GO Bonds (f)	5.25%	06/01/2055	1,200	1,243,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB (Acquired 11/26/2025; Cost $740,000) (b)(d)(h)(j)	12.00%	11/02/2026	$740	$ 469,900
				1,713,433

New Hampshire–0.88%

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,609	1,609,616

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,002,364
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,090	1,099,515
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,045	1,045,709
				4,757,204

New Jersey–2.39%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (h)	5.25%	09/15/2029	250	250,320
Series 2012, RB (h)	5.75%	09/15/2027	300	300,546
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (h)	5.13%	01/01/2034	1,250	1,254,130
Series 2013, RB (h)	5.38%	01/01/2043	2,620	2,622,053
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,075	992,628

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,270	1,327,356
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	2,916,483
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,713,205
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,600	1,547,621
				12,924,342

New York–22.76%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (d)(h)(p)	5.25%	12/31/2033	400	402,530

Empire State Development Corp.; Series 2025, RB (f)	5.00%	03/15/2050	3,820	3,875,685

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,109,726

Metropolitan Transportation Authority; Series 2002 D, VRD Ref. RB (LOC - Truist Bank) (l)(p)	3.05%	11/01/2032	3,700	3,700,000

Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,377,311

New York & New Jersey (States of) Port Authority; Series 2020 221, RB (h)	4.00%	07/15/2060	2,390	1,977,377
New York (City of), NY;
Series 2012, VRD GO Bonds (l)	2.20%	04/01/2042	3,370	3,370,000
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,278,079
Subseries 2022 D-1,RB (f)	5.25%	05/01/2039	1,320	1,402,522
Subseries 2022 D-1,RB (f)	5.25%	05/01/2041	2,500	2,620,877
Subseries 2023 E-1, RB (f)	5.25%	04/01/2047	2,535	2,614,024

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,477,924
New York (City of), NY Transitional Finance Authority;
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,236,737
Series 2026 B-1, RB	5.50%	11/01/2052	1,685	1,779,102
New York (State of) Dormitory Authority;
Series 2018 E, RB (f)	5.00%	03/15/2046	5,850	5,947,212
Series 2026 A, Ref. RB	5.25%	03/15/2056	2,500	2,579,185

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,249,809

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (e)	5.50%	10/01/2054	340	349,214

New York (State of) Housing Finance Agency (Green Bonds); Series 2023 E-1, RB	4.75%	11/01/2048	1,840	1,777,179

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,265	3,719,226
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (e)	5.00%	11/15/2053	1,775	1,807,631
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	4,781,213
Series 2019 B, RB (INS - AGI) (e)	4.00%	01/01/2050	2,670	2,372,434

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,680	1,558,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	$1,290	$ 1,240,595

New York City Municipal Water Finance Authority ; Series 2026, RB (f)(k)	5.25%	06/15/2055	10,000	10,349,902
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	290	210,440
Series 2010 A, RB (d)	6.25%	06/01/2041	1,277	1,211,026

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,121,696

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (d)	5.00%	11/15/2044	5,880	5,888,521

New York State Dormitory Authority; Series 2025, RB (f)	5.50%	03/15/2053	3,785	4,002,338
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (h)	5.00%	08/01/2031	1,360	1,357,820
Series 2020, Ref. RB (h)	5.25%	08/01/2031	355	366,815
Series 2020, Ref. RB (h)	5.38%	08/01/2036	965	996,324
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (h)	5.00%	01/01/2033	2,145	2,180,888
Series 2018, RB (h)	5.00%	01/01/2034	2,375	2,412,026
Series 2018, RB (h)	5.00%	01/01/2036	1,265	1,280,972
Series 2020, RB (h)	4.38%	10/01/2045	1,195	1,113,958
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (h)	5.38%	06/30/2060	2,205	2,182,307
Series 2024, RB (h)	5.50%	06/30/2054	1,580	1,591,829
Series 2024, RB (h)	5.50%	06/30/2060	1,635	1,643,051
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI) (e)(h)	5.50%	06/30/2059	1,715	1,750,783
Series 2025, RB (h)	6.00%	06/30/2059	1,715	1,794,181
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (h)	5.00%	07/01/2046	3,310	3,262,173
Series 2016 A, RB (h)	5.25%	01/01/2050	1,810	1,800,523
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (h)	5.00%	12/01/2036	1,005	1,055,245
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (h)	5.00%	12/01/2038	610	631,889
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (h)	5.50%	12/31/2060	70	70,173
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,550	1,551,971
Triborough Bridge & Tunnel Authority; Series 2025, RB (f)	5.50%	11/15/2053	2,765	2,921,732
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	765	774,814
Series 2025, RB (f)	5.25%	05/15/2062	5,360	5,467,163
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	510	533,318
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,146,710
				123,275,172

North Carolina–0.76%
North Carolina (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	970	964,842
Series 2024, VRD RB (l)	2.25%	01/01/2050	2,200	2,200,000
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (e)(g)	0.00%	01/01/2052	3,500	946,700
				4,111,542

North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,200	1,083,745
Series 2017 C, RB	5.00%	06/01/2053	925	815,606
				1,899,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.40%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$4,190	$ 3,594,112
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,060	6,163,545

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,255	1,260,779

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (h)	5.38%	09/15/2027	815	816,220

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (d)	5.00%	06/01/2028	395	401,179

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (h)	5.50%	01/01/2050	2,875	2,977,971
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,190	1,190,236
Series 2017, Ref. RB	5.50%	02/15/2057	865	865,059

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (e)	5.25%	12/01/2054	995	1,020,412

Franklin (County of), OH; Series 2025, RB (f)	5.25%	11/01/2055	5,000	5,158,154

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,450,594

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	685	719,136

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,415	3,341,895

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,120,475) (d)(i)(j)	6.00%	04/01/2038	1,143	14,288

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,859,306

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,128,168
University of Cincinnati; Series 2026 A, RB	5.25%	06/01/2056	1,685	1,728,771
				34,689,825

Oklahoma–2.47%

Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,685	1,757,011

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,860	3,875,579

Oklahoma (State of) Turnpike Authority; Series 2025, RB (f)	5.25%	01/01/2050	1,500	1,574,308

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	905	808,687

Oklahoma Turnpike Authority; Series 2026, RB (f)	5.50%	01/01/2054	4,125	4,374,555
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (h)	5.50%	06/01/2035	345	345,006
Series 2001 C, Ref. RB (h)	5.50%	12/01/2035	650	650,008
				13,385,154

Oregon–1.08%

Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	1,820	1,758,513

Portland (City of), OR; Series 2026, Ref. RB	5.25%	04/01/2056	2,500	2,600,669
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (h)	5.50%	07/01/2053	1,455	1,503,177
				5,862,359

Pennsylvania–3.94%

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI) (e)(h)	5.50%	01/01/2048	1,395	1,443,221

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	765,028

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (e)(g)	0.00%	10/01/2036	700	439,920

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	758,618

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	525	528,333
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (h)	5.25%	06/30/2053	2,055	2,057,889
Series 2022, RB (INS - AGI) (e)(h)	5.00%	12/31/2057	1,025	1,015,099
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	555	477,203
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,190	2,241,936
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,000	1,032,978
Series 2021 A, RB	4.00%	12/01/2050	935	806,606
Series 2025 B, RB (f)	5.25%	12/01/2055	4,250	4,401,421

Philadelphia (City of), PA; Series 2017 B, Ref. RB (h)	5.00%	07/01/2047	1,380	1,379,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB (b)(m)	5.00%	05/01/2027	$600	$ 609,208
Series 2017, RB	5.00%	11/01/2047	620	603,821
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2022, RB	5.50%	11/01/2060	1,705	1,735,934
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB (d)	5.00%	06/15/2050	405	370,770
Philadelphia School District (The); Series 2026 A, GO Bonds	5.50%	09/01/2051	655	695,950
				21,363,915

Puerto Rico–5.21%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,700	1,730,788
Series 2002, RB	5.63%	05/15/2043	1,520	1,543,565
Series 2005 A, RB (g)	0.00%	05/15/2050	6,050	1,217,146
Series 2005 B, RB (g)	0.00%	05/15/2055	2,600	302,009
Series 2008 A, RB (g)	0.00%	05/15/2057	21,210	811,732
Series 2008 B, RB (g)	0.00%	05/15/2057	38,355	1,190,704
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,280	1,261,489
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,000	969,972
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	615	571,224
Subseries 2022, RN	0.00%	11/01/2043	113	80,703
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI) (e)	5.25%	07/01/2031	2,025	2,063,235
Series 2007 VV, Ref. RB (INS - NATL) (e)	5.25%	07/01/2032	1,210	1,217,066
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,525	1,389,891
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,495	1,976,192
Series 2018 A-1, RB (g)	0.00%	07/01/2046	8,440	3,037,972
Series 2018 A-1, RB (g)	0.00%	07/01/2051	11,005	2,884,223
Series 2018 A-1, RB	4.75%	07/01/2053	1,905	1,802,670
Series 2018 A-1, RB	5.00%	07/01/2058	2,180	2,115,658
Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,223,524
Series 2019 A-2, RB	4.78%	07/01/2058	860	812,044

				28,201,807

Rhode Island–0.61%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,105,588
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,179,087

				3,284,675

South Carolina–1.77%

Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	2,020	2,127,866
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	430	430,069
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	515	533,242
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,375	6,521,733
				9,612,910

South Dakota–0.99%

South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,080	2,081,642
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,030	1,032,156
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,100	1,102,815
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,140	1,153,961
				5,370,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–4.54%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	$2,405	$ 2,425,752
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,863,114
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,125	1,904,671
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (f)	6.00%	12/01/2054	2,985	3,202,607
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	2,850,283
Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB (f)	5.00%	12/01/2055	7,500	7,611,484
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB (h)	5.00%	07/01/2054	385	378,934
Series 2026 B, RB (h)	5.25%	07/01/2056	1,685	1,709,544
Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	2,555	2,662,339
				24,608,728

Texas–17.22%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,455	1,277,737
Austin (City of), TX; Series 2022, RB (h)	5.25%	11/15/2047	1,200	1,229,026
Austin (City of), TX (Convention Center Project); Series 2026, RB	5.25%	11/15/2056	1,855	1,902,576
Austin Community College District; Series 2025, GO Bonds (f)	5.25%	08/01/2055	2,520	2,599,975
Board of Regents of the University of Texas System; Series 2026 B-1, VRD RB (l)	1.72%	08/01/2056	1,000	1,000,000
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,150	1,040,622
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	985	995,884
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,102,282
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,625	1,609,919
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,720	1,574,324
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB (h)	5.50%	11/01/2050	1,515	1,571,466
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	3,866,903
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,714,237
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (e)	4.00%	10/01/2049	1,815	1,599,115
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM) (e)	4.38%	10/01/2053	350	318,891
Series 2023, RB (INS - AGI) (e)	4.25%	10/01/2053	1,455	1,287,507
Series 2024, RB (INS - BAM) (e)	4.38%	10/01/2054	1,010	916,432
Harris (County of), TX; Series 2025, RB (f)(k)	5.25%	08/15/2054	3,785	3,890,906
Harris (County of), TX Hospital District; Series 2026, GO Bonds	5.25%	02/15/2056	1,685	1,729,177
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI) (e)(h)	5.25%	07/01/2048	1,765	1,810,889
Series 2026 C, Ref. RB (INS - AGI) (e)	5.25%	09/01/2051	890	921,729
Series 2026 C, Ref. RB	5.25%	09/01/2051	420	431,613
Series 2026 C, Ref. RB (INS - AGI) (e)	5.50%	09/01/2058	840	883,116
Series 2026 C, Ref. RB	5.50%	09/01/2058	840	874,330
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (h)	5.50%	07/15/2038	425	445,826
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (h)	4.00%	07/01/2041	600	535,591
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (h)	5.00%	07/15/2028	505	515,418
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,420	1,304,677
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,675	1,693,844
Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,604,537
Series 2025, GO Bonds (INS - AGI) (e)(f)(k)	5.50%	02/15/2058	3,625	3,777,359
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,121,276
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2026, Ref. RB	5.25%	05/15/2056	1,475	1,510,822
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund) (f)	5.25%	02/15/2055	1,885	1,956,380
Mission Economic Development Corp. (Natgasoline);
Series 2018, Ref. RB (b)(d)(h)(m)	4.63%	10/01/2026	2,725	2,728,781
Series 2026, Ref. RB (b)(h)	4.75%	08/01/2036	1,740	1,751,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB (f)	5.50%	08/15/2049	$3,405	$ 3,639,051
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community); Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $1,095,660) (i)(j)	2.00%	11/15/2061	1,149	5,743
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	815,212
Series 2016, Ref. RB	5.00%	07/01/2046	665	635,631
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,475	1,480,560
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (d)	4.00%	08/15/2051	1,030	762,201
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	1,010	989,983
Series 2017, Ref. RB	5.00%	01/01/2047	630	614,862
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,025,998
Series 2018, Ref. RB	5.00%	10/01/2031	600	610,586
Series 2020, RB	5.25%	10/01/2055	2,290	2,156,948
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	865	920,452
Series 2025, RB (f)	5.25%	02/01/2046	1,325	1,393,487
San Antonio (City of), TX Electric & Gas Systems Revenue; Series 2025, RB (f)(k)	5.50%	02/01/2050	1,265	1,334,173
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	753,156
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,055,107
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,035	2,035,255
Series 2016, Ref. RB	5.00%	05/15/2045	800	770,027
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,003,663) (i)(j)	6.38%	02/15/2048	1,985	1,654,994
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	84,859
Series 2020, Ref. RB	6.75%	11/15/2051	85	80,973
Series 2020, Ref. RB	6.88%	11/15/2055	85	81,230
Texas (State of) Transportation Commission; Series 2019, RB (g)	0.00%	08/01/2042	2,290	1,047,187
Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,535	2,551,078
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (h)	5.50%	06/30/2041	1,600	1,664,521
Texas Transportation Finance Corp.; Series 2025, RB (f)	5.50%	10/01/2055	2,740	2,915,976
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,794
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,520	2,197,637
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (e)	4.00%	02/15/2053	3,420	2,907,673
				93,289,263

Utah–1.87%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (d)	4.00%	03/01/2051	500	401,799
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (e)(f)(k)	5.50%	06/01/2050	1,930	2,044,083
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	405,075
Salt Lake City (City of), UT; Series 2023 A, RB (h)	5.50%	07/01/2053	2,960	3,051,083
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,859,931
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	957,222
Utah Housing Corp.; Series 2025, RB (CEP - GNMA) (f)	4.90%	01/01/2049	1,443	1,437,887
				10,157,080

Virginia–2.58%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	1,930,333
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (e)	5.25%	07/01/2048	1,695	1,748,421
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (d)	5.00%	09/01/2045	510	501,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.88%	07/01/2048	$1,000	$ 1,001,321
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,185	1,198,303
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (h)	5.00%	12/31/2047	1,435	1,432,412
Series 2022, Ref. RB (h)	5.00%	12/31/2057	815	769,300
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (h)	5.00%	12/31/2049	1,190	1,163,260
Series 2017, RB (h)	5.00%	12/31/2056	4,405	4,250,553
				13,995,874

Washington–3.76%
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	550	575,324
King (County of), WA; Series 2025 B, Ref. VRD RB (l)	3.00%	01/01/2042	1,250	1,250,000
Seattle (City of), WA Municipal Light & Power Revenue; Series 2025, RB (f)	5.00%	07/01/2052	5,000	5,074,927
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,575	2,375,289
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	865	894,058
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,555	3,491,818
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,290	2,367,450
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,670	1,670,111
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM) (d)(e)	5.25%	07/01/2064	850	840,100
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (d)	5.00%	07/01/2046	440	402,004
Series 2016 A, Ref. RB (d)	5.00%	07/01/2051	365	318,832
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,151	1,095,812
				20,355,725

West Virginia–0.47%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $782,463) (d)(j)	7.50%	06/01/2043	820	858,496
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,678,756
				2,537,252

Wisconsin–4.20%
Wisconsin (State of) (Explore Academy Albuquerque); Series 2026, Ref. RB (d)	6.88%	04/01/2051	530	506,343
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI) (e)(g)	0.00%	12/15/2050	6,645	1,901,310
Series 2020, RB (INS - AGI) (e)(g)	0.00%	12/15/2060	20,110	3,244,821
Series 2022, RB (d)	5.25%	12/15/2061	1,735	1,664,653
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,850	2,414,404
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,309,056
Wisconsin (State of) Public Finance Authority; Series 2025, RB (h)	6.50%	12/31/2065	2,575	2,818,681
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (d)(i)	6.75%	08/01/2031	640	448,000
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB (d)	5.63%	12/15/2030	713	712,891
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB (h)	5.75%	12/31/2065	865	888,331
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (d)	5.13%	06/15/2039	630	613,529
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (d)(o)	6.38%	01/01/2048	665	299,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,725,497
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,714,755
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,475	2,489,768
				22,751,289
Total Municipal Obligations (Cost $881,484,252)				860,343,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Trust for Investment Grade Municipals

	Shares	Value

Exchange-Traded Funds–1.10%
Invesco Intermediate Municipal ETF (q)	53,000	$2,708,894

Invesco Rochester High Yield Municipal ETF (q)	65,200	3,267,172

Total Exchange-Traded Funds (Cost $6,043,513)		5,976,066

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035
(Cost $0) (n)	6,150	12,300

TOTAL INVESTMENTS IN SECURITIES (r) –159.92% (Cost $887,527,765)		866,332,098

FLOATING RATE NOTE OBLIGATIONS–(24.48)%
Notes with interest and fee rates ranging from 2.82% to 3.60% at 08/31/2026 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062 (See Note 1K) (s)		(132,610,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.65)%		(182,280,339)

OTHER ASSETS LESS LIABILITIES–(1.79)%		(9,714,506)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$541,727,253

Investment Abbreviations:

AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $42,715,531, which represented 7.89% of the Trust’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $2,497,228, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at August 31, 2026 was $8,754,429, which represented 1.62% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $24,718,190. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income

Invesco Intermediate Municipal ETF	$2,784,885	$-	$-	$ (75,991)	$-	$2,708,894	$ 49,432

Invesco Rochester High Yield Municipal ETF	3,355,844	-	-	(88,672)	-	3,267,172	84,532

Total	$6,140,729	$-	$-	$(164,663)	$-	$5,976,066	$133,964

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	5.73%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the Trust’s investments with a value of $183,276,527 are held by TOB Trusts and serve as collateral for the $132,610,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2026

Revenue Bonds	85.64%

General Obligation Bonds	9.58

Other	4.15

Pre-Refunded Bonds	0.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $881,484,252)	$860,356,032

Investments in affiliates, at value (Cost $6,043,513)	5,976,066

Receivable for:
Interest	9,703,621

Investments matured, at value (Cost $412,619)	366,850

Investment for trustee deferred compensation and retirement plans	47,338

Total assets	876,449,907

Liabilities:
Floating rate note obligations	132,610,000

Variable rate muni term preferred shares ($0.01 par value, 1,823 shares issued with liquidation preference of $100,000 per share)	182,280,339

Payable for:
Investments purchased	8,909,033

Dividends	1,343

Amount due to custodian	10,166,400

Accrued fees to affiliates	73,306

Accrued interest expense	505,384

Accrued trustees’ and officers’ fees and benefits	3,543

Accrued other operating expenses	125,968

Trustee deferred compensation and retirement plans	47,338

Total liabilities	334,722,654

Net assets applicable to common shares	$541,727,253

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$669,486,400

Distributable earnings (loss)	(127,759,147)

$541,727,253

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	54,262,066

Net asset value per common share	$9.98

Market value per common share	$10.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Trust for Investment Grade Municipals

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:
Interest	$21,340,898

Dividends from affiliates	133,964

Total investment income	21,474,862

Expenses:
Advisory fees	2,423,775

Administrative services fees	39,652

Custodian fees	3,787

Interest, facilities and maintenance fees	5,396,916

Transfer agent fees	23,347

Trustees’ and officers’ fees and benefits	13,466

Registration and filing fees	26,621

Reports to shareholders	21,379

Professional services fees	50,800

Other	(4,410)

Total expenses	7,995,333

Less: Fees waived and/or expenses reimbursed	(4,840)

Net expenses	7,990,493

Net investment income	13,484,369

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(274,359))	(173,506)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(25,286,495)

Affiliated investment securities	(164,663)

(25,451,158)

Net realized and unrealized gain (loss)	(25,624,664)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(12,140,295)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026

Operations:
Net investment income	$13,484,369	$25,758,003

Net realized gain (loss)	(173,506)	(6,709,729)

Change in net unrealized appreciation (depreciation)	(25,451,158)	(2,019,406)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(12,140,295)	17,028,868

Distributions to common shareholders from distributable earnings	(21,022,224)	(25,430,692)

Return of capital applicable to common shares	–	(16,609,930)

Total distributions	(21,022,224)	(42,040,622)

Net increase in common shares of beneficial interest	306,496	–

Net increase (decrease) in net assets applicable to common shares	(32,856,023)	(25,011,754)

Net assets applicable to common shares:
Beginning of period	574,583,276	599,595,030

End of period	$541,727,253	$574,583,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Trust for Investment Grade Municipals

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(12,140,295)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:

Purchases of investments	(47,329,573)

Proceeds from sales of investments	57,858,481

Purchases of short-term investments, net	(2,935,491)

Amortization (accretion) of premiums and discounts, net	(539,405)

Net realized loss from investment securities	173,506

Net change in unrealized depreciation on investment securities	25,451,158

Change in operating assets and liabilities:

Increase in receivables and other assets	(154,581)

Increase in accrued expenses and other payables	16,793

Net cash provided by operating activities	20,400,593

Cash provided by (used in) financing activities:

Increase in payable for amount due custodian	3,754,068

Dividends paid to common shareholders from distributable earnings	(20,814,661)

Proceeds from TOB Trusts	6,885,000

Repayment of TOB Trusts	(10,225,000)

Net cash provided by (used in) financing activities	(20,400,593)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$ –

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$ 306,496

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$ 5,355,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Trust for Investment Grade Municipals

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31,		Years Ended February 28,		Year Ended February 29,		Years Ended February 28,
	2026		2026	2025	2024		2023	2022

Net asset value per common share, beginning of period	$ 10.59		$ 11.06	$ 11.38	$ 10.94		$ 13.20	$ 13.89

Net investment income (a)	0.25		0.47	0.43	0.42		0.50	0.60

Net gains (losses) on securities (both realized and unrealized)	(0.47)		(0.16)	(0.05)	0.45		(2.21)	(0.64)

Total from investment operations	(0.22)		0.31	0.38	0.87		(1.71)	(0.04)

Less:
Dividends paid to common shareholders from net investment income	(0.39)		(0.47)	(0.43)	(0.42)		(0.51)	(0.65)

Return of capital	–		(0.31)	(0.27)	(0.01)		(0.04)	–

Total distributions	(0.39)		(0.78)	(0.70)	(0.43)		(0.55)	(0.65)

Net asset value per common share, end of period	$ 9.98		$ 10.59	$ 11.06	$ 11.38		$ 10.94	$ 13.20

Market value per common share, end of period	$ 10.37		$ 10.52	$ 10.25	$ 9.85		$ 9.73	$ 12.16

Total return at net asset value (b)	2.40%		3.47%	4.02%	8.82	% (c)	(12.64)%	(0.37)%

Total return at market value (d)	(2.10)%		10.91%	11.38%	5.90%		(15.66)%	(3.64)%

Net assets applicable to common shares, end of period (000’s omitted)	$541,727		$574,583	$599,595	$617,151		$593,256	$715,756

Portfolio turnover rate (e)	6%		30%	11%	35%		40%	14%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.84	% (f)	3.11%	3.13%	3.49%		2.77%	1.55%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.92	% (f)	0.93%	0.94%	0.93%		0.98%	0.94%

Without fee waivers and/or expense reimbursements	2.84	% (f)	3.11%	3.13%	3.49%		2.77%	1.55%

Ratio of net investment income to average net assets	4.79	% (f)	4.57%	3.82%	3.78%		4.39%	4.25%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$182,300		$182,300	$232,300	$273,300		$273,300	$273,300

Asset coverage per preferred share (g)	$397,163		$415,186	$358,112	$325,815		$317,071	$361,894

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000		$100,000	$100,000

(a)	Calculated using average shares outstanding.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.73%.

(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.

(f)	Annualized.

(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Trust for Investment Grade Municipals

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
-
Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
-
For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
-
The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes -
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

25	Invesco Trust for Investment Grade Municipals

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
-
Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
-
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

H.
Indemnifications
-
Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
-
The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents -
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Floating Rate Note Obligations
-
The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank
third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s

26	Invesco Trust for Investment Grade Municipals

value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended August 31, 2026, the Adviser waived advisory fees of $4,840.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$859,907,032	$436,700	$860,343,732

Exchange-Traded Funds	5,976,066	–	–	5,976,066

Common Stocks & Other Equity Interests	–	–	12,300	12,300

Total Investments in Securities	5,976,066	859,907,032	449,000	866,332,098

Other Investments - Assets

Investments Matured	–	366,850	–	366,850

Total Investments	$5,976,066	$860,273,882	$449,000	$866,698,948

27	Invesco Trust for Investment Grade Municipals

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule
17a-7
of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule
17a-7.
Pursuant to these procedures, for the six months ended August 31, 2026, the Trust engaged in securities purchases of $14,170,664 and securities sales of $33,112,784, which resulted in net realized gains (losses) of $(274,359).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Trust may have certain former Trustees who participated in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $133,827,592 and 3.00%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$45,261,239	$52,892,668	$98,153,907

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $50,559,305 and $57,787,634, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,646,210

Aggregate unrealized (depreciation) of investments	(32,514,382)

Net unrealized appreciation (depreciation) of investments	$(21,868,172)

Cost of investments for tax purposes is $888,567,120.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	54,231,968	54,231,968

Shares issued through dividend reinvestment	30,098	–

Ending shares	54,262,066	54,231,968

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the
20-day
average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.

28	Invesco Trust for Investment Grade Municipals

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series
2015/6-VGM
VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2026, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/08/2012	1,823	12/01/2027	06/01/2024

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2026, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2026 were $182,300,000 and 3.62%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end,
the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0646	September 14, 2026	September 30, 2026

October 1, 2026	$0.0646	October 14, 2026	October 30, 2026

29	Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Trust for Investment Grade Municipals (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. s a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the second quintile of its performance universe for the three year period and

30	Invesco Trust for Investment Grade Municipals

the third quintile of its performance universe for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31	Invesco Trust for Investment Grade Municipals

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust For Investment Grade Municipals (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	40,060,280.50	2,007,199.60
	Jeffrey H. Kupor	40,076,436.42	1,991,043.68
(2).	Anthony J. LaCava, Jr.	1,823.00	0.00

32	Invesco Trust for Investment Grade Municipals

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06471	VK-CE-IGMUNI-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Trust for Investment Grade Municipals

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026